UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23201

              Versus Capital Real Assets Fund LLC
(Exact name of registrant as specified in charter)

    5555 DTC Parkway, Suite 330

                    Greenwood Village, CO 80111
(Address of principal executive offices) (Zip code)

Mark D. Quam
c/o Versus Capital Advisors LLC
5555 DTC Parkway, Suite 330

               Greenwood Village, CO 80111
 (Name and address of agent for service)

COPY TO:

Alan Hoffman, Esq.

Winston & Strawn LLP

200 Park Avenue

  New York, New York 10166-4193

Registrant's telephone number, including area code: (303) 895-3773

Date of fiscal year end:  March 31

Date of reporting period: December 31, 2017

            Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

            A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

VERSUS CAPITAL REAL ASSETS FUND LLC

Portfolio of Investments – December 31, 2017 (Unaudited)

Shares		Value	Shares		Value
Private Investment Funds * - 47.9%				Electric-Integrated – (continued)
	Diversified – 47.9%		52,500	Xcel Energy, Inc. .........................................................	$ 2,525,775
4,774,345	AMP Capital Infrastructure Debt Fund III (USD				21,450,891
	Hedged LP................................................................	$ 4,920,800		Energy-Alternate Sources – 0.1%
25,484	BTG Pactual Open Ended Core US Timberland		39,800	Pattern Energy Group, Inc. .........................................	855,302
	Fund LP.....................................................................	25,011,033
50,000,000	Ceres Farmland Holdings LP........................................	50,385,555		Food-Miscellaneous/Diversified – 1.0%
500,000	Frija LP...........................................................................	50,153,650	9,500	Danone SA ...................................................................	797,328
27,734,635	IIF LP..............................................................................	25,675,000	13,800	General Mills, Inc.........................................................	818,202
80,000,000	RMS Evergreen US Forestland Fund LP.....................	79,600,600	5,700	Ingredion, Inc................................................................	796,860
30,291	US Core Farmland Fund LP..........................................	34,380,688	10,100	Kraft Heinz Co. ............................................................	785,376
	Total Private Investment Funds................................	270,127,326	18,500	Mondelez International, Inc........................................	791,800
	(Cost $266,792,010)		9,400	Nestle SA.......................................................................	808,374
			348,000	Wilmar International, Ltd............................................	804,008
Common Stocks – 17.5%					5,601,948
	Agricultural Chemicals – 0.9%			Food-Wholesale/Distribution – 0.1%
7,300	Agrium, Inc. ..................................................................	839,645	13,000	Sysco Corp. ..................................................................	789,490
19,500	CF Industries Holdings, Inc. ........................................	829,530
6,900	Monsanto Co. ................................................................	805,782		Forestry – 1.1%
32,800	Mosaic, Co. ...................................................................	841,648	34,600	Deltic Timber Corp.......................................................	3,167,630
41,000	Potash Corp. of Saskatchewan, Inc. ............................	840,875	50,400	West Fraser Timber Co., Ltd.......................................	3,110,205
17,400	Yara International ASA ................................................	798,307			6,277,835
		4,955,787		Gas-Distribution – 1.2%
	Agricultural Operations – 0.6%		10,000	Atmos Energy Corp......................................................	858,900
19,900	Archer-Daniels-Midland Co. .......................................	797,592	69,300	Beijing Enterprises Holdings, Ltd..............................	411,568
12,000	Bunge, Ltd......................................................................	804,960	205,900	China Resources Gas Group, Ltd...............................	747,136
738,300	IOI Corp. Bhd ...............................................................	828,239	112,000	ENN Energy Holdings, Ltd..........................................	799,196
133,100	Kuala Lumpur Kepong Bhd .........................................	822,214	142,600	Italgas SPA....................................................................	870,889
		3,253,005	185,700	National Grid, PLC ......................................................	2,194,071
	Airport Development/Maintenance – 0.8%		9,900	Sempra Energy .............................................................	1,058,508
328,700	Auckland International Airport, Ltd. ...........................	1,509,519			6,940,268
282,100	Beijing Capital International Airport Co., Ltd. ..........	425,343		Independent Power Producer – 0.1%
6,600	Flughafen Zurich AG ...................................................	1,509,713	22,100	NRG Energy, Inc. ........................................................	629,408
82,200	Grupo Aeroportuario Del Pacifico SAB De CV .........	844,470
		4,289,045		Non-hazardous Waste Disposal – 0.2%
	Building & Construction-Miscellaneous – 0.4%		973,000	China Water Affairs Group, Ltd. ...............................	880,487
11,800	Eiffage SA .....................................................................	1,293,209
39,355	Ferrovial SA ..................................................................	893,638		Oil Companies-Exploration & Production 0.1%
		2,186,847	388,300	Kunlun Energy Co., Ltd. .............................................	404,559
	Building-Heavy Construction – 0.3%
108,600	Obrascon Huarte Lain SA ** .......................................	649,041		Pipelines – 2.7%
	Promotora Y Operadora De Infraestructura SAB		65,700	APA Group....................................................................	427,016
90,000	De CV........................................................................	889,221	22,200	Enbridge, Inc.................................................................	868,220
		1,538,262	47,100	Inter Pipeline, Ltd. .......................................................	975,348
	Chemicals-Diversified – 0.3%		193,000	Kinder Morgan, Inc......................................................	3,487,510
8,500	FMC Corp. ....................................................................	804,610	49,900	Pembina Pipeline Corp.................................................	1,806,642
33,300	K+S AG .........................................................................	829,264	28,100	Targa Resources Corp. ...............................................	1,360,602
		1,633,874	80,900	Transcanada Corp........................................................	3,937,519
	Electric-Distribution – 0.4%		86,600	Williams Cos., Inc. ......................................................	2,640,434
38,500	Orsted A/S .....................................................................	2,101,625			15,503,291
70,650	Transmissora Alianca De Energia Eletrica SA............	454,515		Public Thoroughfares – 1.2%
		2,556,140	75,300	Abertis Infraestructuras SA .......................................	1,675,963
	Electric-Integrated – 3.8%		75,400	Atlantia SPA ................................................................	2,381,129
28,800	Ameren Corp. ................................................................	1,698,912	74,400	Getlink SE.....................................................................	956,959
41,500	American Electric Power Co., Inc................................	3,053,155	587,600	Jiangsu Expressway Co., Ltd. ....................................	894,992
14,500	Black Hills Corp. ..........................................................	871,595	135,300	Macquarie Atlas Roads Group ..................................	664,022
44,900	CMS Energy Corp.........................................................	2,123,770			6,573,065
12,300	Edison International ......................................................	777,852		Satellite Telecom – 0.1%
239,700	Enel SPA .......................................................................	1,475,404	15,200	Cellnex Telecom SA.....................................................	389,374
21,100	Entergy Corp. ................................................................	1,717,329	17,500	Eutelsat Communications SA.....................................	405,143
60,800	Firstenergy Corp. ..........................................................	1,861,696			794,517
48,700	Great Plains Energy, Inc. .............................................	1,570,088		Transport-Rail – 1.3%
18,494	Nextera Energy, Inc. .....................................................	2,888,578	16,100	Canadian National Railway Co...................................	1,327,578
19,780	PG&E Corp. ..................................................................	886,737	4,800	Canadian Pacific Railway, Ltd....................................	876,983

See accompanying notes to financial statements

VERSUS CAPITAL REAL ASSETS FUND LLC

Portfolio of Investments – December 31, 2017 (Unaudited) (continued)

Shares		Value	Par		Value
	Transport-Rail – (continued)			Gas-Distribution – 0.2%
15,000	East Japan Railway Co..................................................	1,463,723		Amerigas Partners LP / Amerigas Finance Corp.,
463,594	Gmexico Transportes SAB De CV**...........................	699,075	$ 925,000	5.50%, 5/20/2025 .....................................................	$ 938,875
77,800	Rumo SA**....................................................................	304,201
16,500	Union Pacific Corp........................................................	2,212,650		Independent Power Producer – 0.5%
5,900	West Japan Railway Co.................................................	430,790		Calpine Corp.,
		7,315,000	525,000	5.75%, 1/15/2025 .....................................................	497,438
	Water – 0.8%			NRG Yield Operating, LLC,
	Cia De Saneamento Basico Do Estado De Sao		700,000	6.63%, 1/15/2027 .....................................................	743,750
103,000	Paulo, ADR...............................................................	1,076,350		NRG Yield Operating, LLC,
1,605,500	Guangdong Investment, Ltd. ........................................	2,149,476	1,500,000	5.38%, 8/15/2024 .....................................................	1,560,000
82,200	Pennon Group, PLC.......................................................	868,990			2,801,188
13,900	Severn Trent, PLC ........................................................	405,744		Internet Connective Services – 0.4%
		4,500,560		Zayo Group, LLC / Zayo Capital, Inc.,
	Total Common Stocks.................................................	98,929,581	775,000	6.00%, 4/1/2023 .......................................................	811,076
	(Cost $98,414,578)		1,450,000	5.75%, 1/15/2027 .....................................................	1,482,625
					2,293,701
Real Estate Investment Trusts – 3.2%				Machinery-Construction & Mining – 0.4%
	REITS-Diversified – 3.2%			Terex Corp.,
26,600	American Tower Corp., REIT......................................	3,795,022	2,125,000	5.63%, 2/1/2025 .......................................................	2,223,281
236,500	Catchmark Timber Trust, Inc., REIT ..........................	3,105,245
61,600	Potlatch Corp., REIT.....................................................	3,073,840		Non-hazardous Waste Disposal – 0.1%
100,000	Rayonier, Inc., REIT ....................................................	3,163,000		Republic Services, Inc.,
11,300	SBA Communications Corp., REIT**.........................	1,845,968	725,000	5.50%, 9/15/2019 .....................................................	762,706
88,200	Weyerhaeuser Co., REIT .............................................	3,109,932
		18,093,007		Pipelines – 1.6%
	Total Real Estate Investment Trusts........................	18,093,007		Antero Midstream Partners LP / Antero Midstream
	(Cost $17,679,157)			Finance Corp.,
			1,325,000	5.38%, 9/15/2024 .....................................................	1,371,375
Par				Blue Racer Midstream, LLC / Blue Racer Finance
Corporate Debt – 9.2%				Corp.,
	Cable/Satellite TV – 1.1%		575,000	6.13%, 11/15/2022 ..................................................	602,313
	CCO Holdings, LLC / CCO Holdings Capital Corp.,			Crestwood Midstream Partners LP / Crestwood
$ 1,800,00	5.88%, 5/1/2027 .......................................................	1,858,500		Midstream Finance Corp.,
	Comcast Corp.,		525,000	6.25%, 4/1/2023 .......................................................	548,205
775,000	5.70%, 5/15/2018 .....................................................	786,040		Enbridge Energy Partners LP,
1,500,000	3.15%, 2/15/2028 .....................................................	1,506,698	525,000	6.50%, 4/15/2018 .....................................................	531,995
	CSC Holdings, LLC,			Energy Transfer LP,
1,925,000	5.25%, 6/1/2024 .......................................................	1,900,938	750,000	4.15%, 10/1/2020 .....................................................	774,957
		6,052,176		Holly Energy Partners LP / Holly Energy Finance
	Cellular Telecom – 0.1%			Corp.,
	T-Mobile USA, Inc.,		725,000	6.00%, 8/1/2024 .......................................................	759,438
600,000	6.50%, 1/15/2026 .....................................................	656,250		Kinder Morgan, Inc.,
			300,000	3.05%, 12/1/2019 .....................................................	302,762
	Electric-Integrated – 1.2%		500,00	3.15%, 1/15/2023 .....................................................	497,529
	AES Corp.,			MPLX LP,
525,000	6.00%, 5/15/2026 .....................................................	569,625	1,300,000	4.88%, 12/1/2024 .....................................................	1,403,270
	AES Corp., VA,			Targa Resources Partners LP / Targa Resources
775,000	4.88%, 5/15/2023 .....................................................	793,406		Partners Finance Corp.,
	Appalachian Power Co.,		800,000	5.25%, 5/1/2023 .......................................................	820,000
725,000	4.60%, 3/30/2021 .....................................................	768,501	1,175,000	5.38%, 2/1/2027 .......................................................	1,210,250
	Dominion Energy, Inc.,			Williams Partners LP,
800,000	6.40%, 6/15/2018 .....................................................	791,511	250,000	5.25%, 3/15/2020 .....................................................	264,219
	Duke Energy Corp.,				9,086,313
800,000	1.80%, 9/1/2021 .......................................................	778,806		REITS-Diversified – 1.5%
	Interstate Power & Light Co.,			American Tower Corp., REIT,
725,000	7.25%, 10/1/2018 .....................................................	752,903	775,000	3.40%, 2/15/2019 .....................................................	783,995
	Southern Co.,			Crown Castle International Corp., REIT,
775,000	1.85%, 7/1/2019 .......................................................	770,593	750,000	3.40%, 2/15/2021 .....................................................	766,479
1,275,000	3.25%, 7/1/2026 .......................................................	1,252,721	850,000	4.75%, 5/15/2047 .....................................................	898,378
		6,478,066		Cyrusone LP / Cyrusone Finance Corp., REIT,
	Energy-Alternate Sources – 0.3%		1,825,000	5.38%, 3/15/2017 .....................................................	1,920,812
	Pattern Energy Group, Inc.,			SBA Communications Corp., REIT,
1,550,000	5.88%, 2/1/2024 .......................................................	1,635,250	2,400,000	4.88%, 9/1/2024 .......................................................	2,471,416

See accompanying notes to financial statements

VERSUS CAPITAL REAL ASSETS FUND LLC

Portfolio of Investments – December 31, 2017 (Unaudited) (continued)

Par		Value		% of Net
	REITS-Diversified – (continued)		Industry	Assets
	Weyerhaeuser Co., REIT,		Diversified................................................................	47.8%
$ 700,000	7.38%, 10/1/2019 .....................................................	$ 758,907	Short-Term Investment............................................	21.7%
800,000	7.38%, 3/15/2032 .....................................................	1,107,701	Electric-Integrated....................................................	4.9%
		8,707,688	REITS-Diversified...................................................	4.7%
	Rental Auto/Equipment – 0.5%		Pipelines....................................................................	4.4%
	Ashtead Capital, Inc.,		Transport-Rail..........................................................	1.8%
850,000	5.63%, 10/1/2024 .....................................................	905,250	Gas Distribution.......................................................	1.4%
	United Rentals North America, Inc.,		Public Thoroughfares...............................................	1.2%
825,000	5.75%, 11/15/2024 ..................................................	871,406	Forestry.....................................................................	1.1%
1,175,000	5.50%, 5/15/2027 .....................................................	1,239,625	Cable/Satellite TV....................................................	1.1%
		3,016,281	Food-Miscellaneous/Diversified.............................	1.0%
	Telephone-Integrated – 0.7%		All Other Industries..................................................	8.4%
	Centurylink, Inc.,		Other Assets Net of Liabilities................................	0.5%
1,325,000	7.65%, 3/15/2042 .....................................................	1,174,281	Total..........................................................................	100.0%
	Level 3 Financing, Inc.,
775,000	5.38%, 5/1/2025 .......................................................	775,969
1,150,000	5.25%, 3/15/2026 .....................................................	1,131,658
	Sprint Capital Corp.,
650,000	6.88%, 11/15/2028 ..................................................	655,688
		3,737,596
	Transport-Rail – 0.5%
	CSX Corp.,
2,000,000	3.70%, 10/30/2020 ..................................................	2,067,409
	Watco Cos., LLC / Watco Finance Corp.,
525,000	6.38%, 4/1/2023 .......................................................	546,000
		2,613,409
	Water – 0.1%
	American Water Capital Corp.,
775,000	3.40%, 3/1/2025 .......................................................	799,375
	Total Corporate Debt..................................................	51,802,155
	(Cost $52,178,135)
Shares
Short-Term Investment – 21.7%
	Morgan Stanley Institutional Liquidity Fund-
122,604,650	Treasury Securities Portfolio..............................	122,604,650
	(Cost $122,604,650)

	Total Investments – 99.5%....................................	561,556,719
	(Cost $557,668,530)

	Other Assets Net of Liabilities – 0.5% ...............	3,099,706
	Net Assets – 100.0%...............................................	$ 564,656,425

*	Non-Tradable Securities.
**	Non-income producing security.

	Portfolio Abbreviations:
	ADR– American Depository Receipt
	LP – Limited Partnership
	PLC – Public Limited Company
	REIT – Real Estate Investment Trust

See accompanying notes to financial statements

VERSUS CAPITAL REAL ASSETS FUND LLC

Notes to Portfolio of Investments

For the Period Ended December 31, 2017 (Unaudited)

Securities Valuation - Consistent with Section 2(a)(41) of the 1940 Act, the Funds price their securities as follows: Investments in securities that are listed on the New York Stock Exchange (the “NYSE”) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices for the day or, if no ask price is available, at the bid price. Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price as reflected on the tape at the close of the exchange representing the principal market for such securities. If, after the close of a foreign market, but prior to the NYSE close, market conditions change significantly, certain foreign securities may be valued pursuant to procedures established by the Board of Directors (the “Board”).

Debt securities are valued at their bid prices by an independent pricing service using valuation methods that are designed to represent fair value, such as matrix pricing and other analytical pricing models, market transactions and dealer quotations. Debt securities purchased with a remaining maturity of 60 days or less are valued at acquisition cost, plus or minus any amortized discount or premium which approximates fair value.

Securities for which market prices are unavailable, or securities for which the Adviser determines that the bid and/or ask price does not reflect market value, will be valued at fair value pursuant to procedures approved by the Board. Circumstances in which market prices may be unavailable include, but are not limited to, trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets. Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value (the “NAV”).

As a general matter, the Fund records the fair value of its interests in certain investment funds based on the NAV provided by the Investment Managers and their agents. These fair value calculations will involve significant professional judgment by the Investment Managers in the application of both observable and unobservable attributes, the calculated NAV of the Investment Funds' assets may differ from their actual realizable value or future fair value. Valuations will be provided to the Fund based on the interim unaudited financial records of Investment Funds, and, therefore, will be estimates subject to adjustment (upward or downward) upon the auditing of such financial records and may fluctuate as a result. Furthermore, the Board and the Adviser may not have the ability to assess the accuracy of these valuations.

The Fund's use of fair value pricing may cause the NAV of the Shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security.

Due to the inherent uncertainty of determining the fair value of investments that do not have readily available market quotations, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

Fair Value Measurements: The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•       Level 1 – unadjusted quoted prices in active markets for identical securities

•       Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, pre- payment speeds, credit risk, etc.)

•       Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

VERSUS CAPITAL REAL ASSETS FUND LLC

Notes to Portfolio of Investments

For the Period Ended December 31, 2017 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. It is the Fund's policy to recognize transfers in and out of the levels at the value at the (end or beginning) of the period. For the period ended December 31, 2017, there were no transfers between levels. A summary of inputs used to value the Fund’s investments as of December 31, 2017 is as follows:

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	12/31/2017	Price	Inputs	Inputs
Common Stocks *............................................	$ 98,929,581	$ 98,929,581	$ – .	$ – .
Real Estate Investment Trust *.......................	18,093,007	18,093,007	– .	– .
Corporate Debt *.............................................	51,802,155	– .	51,802,155	– .
Short-Term Investments..................................	122,604,650	122,604,650	– .	– .
Subtotal............................................................	$ 291,429,393	$ 239,627,238	$ 51,802,155	$ – .
Private Investment Funds*..............................	$ 270,127,326
Total	$ 561,556,719

* See Portfolio of Investments for industry breakout.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. There were no transfers between categories during the period ended December 31, 2017.

Foreign Currency - Foreign currencies, investments and other assets and liabilities, if any, are translated into U.S. dollars at the exchange rates at 4:00 p.m. U.S. ET (Eastern Time). Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses).

Restricted Securities - Securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with a Fund’s investment objective and investment strategies. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. Each of the following securities can suspend redemptions if its respective Board deems it in the best interest of its shareholders.  None of these securities have suspended redemptions.  This and other important information are described in the Fund's Prospectus dated February 1, 2018.

VERSUS CAPITAL REAL ASSETS FUND LLC

Notes to Portfolio of Investments

For the Period Ended December 31, 2017 (Unaudited)

As of December 31, 2017, the Fund invested in the following restricted securities:

					Unfunded
	Acquisition		Cost	Value	Commitments	% of Net	Redemption
Security (a)	Date (b)	Shares	($1,000s)	($1,000s)	($1,000s)	Assets	Notice (c)
AMP Capital Infrastructure Debt
Fund III (USD Hedged) LP	7/31/2017	4,774,345	$ 4,774	$ 4,921	$ 30,598	0.9%	—
BTG Pactual Open Ended Core
US Timberland Fund LP	9/14/2017	25,484	25,000	25,011	35,000	4.5%	(c)
Ceres Farmland Holdings LP	11/6/2017	50,000,000	50,000	50,385	—	8.9%	90 Days
Frija LP	12/15/2017	500,000	50,000	50,154	—	8.9%	—
IIF LP	9/14/2017	27,734,635	25,000	25,675	—	4.5%	90 Days
RMS Evergreen US Forestland Fund LP	9/12/2017	80,000,000	80,000	79,600	—	14.1%	(d)
US Core Farmland Fund LP	9/12/2017	30,921	32,018	34,381	17,982	6.1%	90 Days
Total			$ 266,792	$ 270,127	$ 83,580	47.9%

(a)   The investment funds are open-ended Investment Funds organized to serve as a collective investment vehicle through which eligible investors may invest in a professionally managed real estate portfolio of equity and debt investments consisting of multi-family, industrial, retail and office properties in targeted metropolitan areas primarily within the continental United States. The principal investment objective of the Investment Funds is to generate attractive, predictable investment returns from a target portfolio of low-risk equity investments in income-producing real estate while maximizing the total return to shareholders through cash dividends and appreciation in the value of shares.

(b)  Represents initial acquisition date as shares are purchased at various dates through the current period.

(c)   The investment funds provide for a quarterly redemption subject to the notice period listed.

(d)  Partnership is not designated in units. The Fund owns approximately 2.9% at December 31, 2017.

Item 2. Controls and Procedures.

(a)   The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Versus Capital Real Assets Fund LLC

By (Signature and Title)*       /s/ Mark D. Quam
                                                Mark D. Quam, Chief Executive Officer

                                                (principal executive officer)

Date    02-28-2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       Mark D. Quam
                                                Mark D. Quam, Chief Executive Officer

                                                (principal executive officer)

Date    02-28-2018

By (Signature and Title)*       /s/ John Gordon
                                                John Gordon, Chief Financial Officer

                                                (principal financial officer)

Date    02-28-2018

* Print the name and title of each signing officer under his or her signature.